UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:    811-10481

Cohen & Steers Quality Income Realty Fund, Inc.

Exact Name of Registrant (as specified in charter):

280 Park Avenue New York, NY 10017

Address of Principal Executive Office:

Dana DeVivo

280 Park Avenue

New York, NY 10017

Name and address of agent for service:

Registrant telephone number, including area code:    (212) 832-3232

Date of fiscal year end:    December 31

Date of reporting period:    September 30, 2018

Item 1. Schedule of Investments

COHEN & STEERS QUALITY INCOME REALTY FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2018 (Unaudited)

		Shares	Value
COMMON STOCK	108.3%
COMMUNICATIONS—TOWERS	3.9%
Crown Castle International Corp.(a),(b)		490,667	$54,625,957

REAL ESTATE	104.4%
DATA CENTERS	12.5%
CyrusOne, Inc.(a),(b)		522,183	33,106,402
Digital Realty Trust, Inc.(a),(b)		542,090	60,974,283
Equinix, Inc.(a),(b)		193,810	83,898,411

			177,979,096

DIVERSIFIED	0.6%
American Assets Trust, Inc.(b)		216,013	8,055,125
BGP Holdings PLC (EUR) (Australia)(c),(d)		3,927,678	—

			8,055,125

HEALTH CARE	13.1%
HCP, Inc.		1,446,088	38,061,036
Healthcare Trust of America, Inc., Class A(a),(b)		1,284,235	34,250,547
National Health Investors, Inc.(a),(b)		263,998	19,955,609
Sabra Health Care REIT, Inc.		1,677,401	38,781,511
Ventas, Inc.		399,623	21,731,499
Welltower, Inc.		510,011	32,803,908

			185,584,110

HOTEL	7.3%
Host Hotels & Resorts, Inc.(a),(b)		2,257,381	47,630,739
Pebblebrook Hotel Trust		467,408	16,999,629
RLJ Lodging Trust		628,698	13,850,217
Sunstone Hotel Investors, Inc.(a),(b)		1,493,037	24,426,085

			102,906,670

INDUSTRIALS	6.6%
Prologis, Inc.(a),(b)		1,390,440	94,257,928

NET LEASE	6.7%
EPR Properties		277,518	18,985,006
Four Corners Property Trust, Inc.		849,169	21,815,152
Gaming and Leisure Properties, Inc.		260,563	9,184,846
Spirit Realty Capital, Inc.		3,723,249	30,009,387
VICI Properties, Inc.		673,410	14,559,124

			94,553,515

		Shares	Value
OFFICE	12.9%
Alexandria Real Estate Equities, Inc.(a),(b)		222,761	$28,021,106
Boston Properties, Inc.(a),(b)		294,272	36,221,941
Douglas Emmett, Inc.(a),(b)		654,904	24,702,979
Hudson Pacific Properties, Inc.(a),(b)		661,759	21,652,754
Kilroy Realty Corp.(a),(b)		604,585	43,342,699
Vornado Realty Trust(a),(b)		408,169	29,796,337

			183,737,816

RESIDENTIAL	24.2%
APARTMENT	16.8%
Apartment Investment & Management Co., Class A(b)		421,694	18,609,356
Equity Residential(a),(b)		513,126	33,999,729
Essex Property Trust, Inc.(a),(b)		330,581	81,557,638
Mid-America Apartment Communities, Inc.		317,616	31,818,771
UDR, Inc.(a),(b)		1,786,390	72,223,748

			238,209,242

MANUFACTURED HOME	3.4%
Sun Communities, Inc.(a),(b)		474,661	48,197,078

SINGLE FAMILY	3.1%
Invitation Homes, Inc.(b)		1,919,622	43,978,540

STUDENT HOUSING	0.9%
American Campus Communities, Inc.(a),(b)		328,039	13,502,085

TOTAL RESIDENTIAL			343,886,945

SELF STORAGE	5.5%
Extra Space Storage, Inc.(a),(b)		373,901	32,394,783
Life Storage, Inc.(a),(b)		193,170	18,382,057
Public Storage(a),(b)		138,620	27,949,951

			78,726,791

SHOPPING CENTERS	12.8%
COMMUNITY CENTER	5.7%
Brixmor Property Group, Inc.(a),(b)		1,851,529	32,420,273
Regency Centers Corp.(a),(b)		450,728	29,148,580
Weingarten Realty Investors(b)		645,991	19,224,692

			80,793,545

FREE STANDING	1.3%
Realty Income Corp.		327,114	18,609,515

		Shares	Value
REGIONAL MALL	5.8%
Simon Property Group, Inc.(a),(b)		462,143	$81,683,775

TOTAL SHOPPING CENTERS			181,086,835

SPECIALTY	2.2%
Iron Mountain, Inc.		216,268	7,465,571
Lamar Advertising Co., Class A		313,287	24,373,729

			31,839,300

TOTAL REAL ESTATE			1,482,614,131

TOTAL COMMON STOCK (Identified cost—$1,105,779,972)			1,537,240,088

PREFERRED SECURITIES—$25 PAR VALUE	15.0%
BANKS	0.6%
GMAC Capital Trust I, 8.099%, (3 Month US LIBOR + 5.785%), due 2/15/40, Series 2 (TruPS) (FRN)(e)		250,000	6,575,000
Huntington Bancshares, Inc., 6.25%, Series D(f)		75,432	1,941,620

			8,516,620

FINANCIAL—DIVERSIFIED FINANCIAL SERVICES	0.2%
KKR & Co., Inc., 6.75%, Series A(f)		120,000	3,156,000

REAL ESTATE	14.2%
DIVERSIFIED	3.0%
Colony Capital, Inc., 8.25%, Series B(f)		45,025	1,139,583
Colony Capital, Inc., 8.75%, Series E(f)		172,107	4,409,381
Colony Capital, Inc., 7.15%, Series I(f)		110,684	2,519,168
Colony Capital, Inc., 7.125%, Series J(f)		36,977	840,857
EPR Properties, 9.00%, Series E (Convertible)(b),(f)		231,000	8,297,520
EPR Properties, 5.75%, Series G(f)		142,159	3,303,775
Investors Real Estate Trust, 6.625%, Series C(f)		98,959	2,449,235
Lexington Realty Trust, 6.50%, Series C ($50 Par Value)(b),(f)		76,395	3,780,789
National Retail Properties, Inc., 5.70%, Series E(f)		194,615	4,662,975
National Retail Properties, Inc., 5.20%, Series F(f)		48,717	1,091,748
Urstadt Biddle Properties, Inc., 6.75%, Series G(f)		50,000	1,265,750
Urstadt Biddle Properties, Inc., 6.25%, Series H(f)		122,556	2,969,532
Wells Fargo Real Estate Investment Corp., 6.375%, Series A(f)		207,537	5,312,947

			42,043,260

HOTEL	2.4%
Ashford Hospitality Trust, Inc., 7.375%, Series F(f)		216,000	5,188,320
Ashford Hospitality Trust, Inc., 7.50%, Series H(f)		100,000	2,451,000
Ashford Hospitality Trust, Inc., 7.50%, Series I(f)		165,000	4,012,965

		Shares	Value
LaSalle Hotel Properties, 6.30%, Series J(f)		134,000	$3,264,240
Pebblebrook Hotel Trust, 6.50%, Series C(f)		160,000	3,920,000
Summit Hotel Properties, Inc., 6.45%, Series D(f)		123,000	3,004,890
Summit Hotel Properties, Inc., 6.25%, Series E(f)		200,000	4,720,000
Sunstone Hotel Investors, Inc., 6.95%, Series E(f)		180,000	4,669,200
Sunstone Hotel Investors, Inc., 6.45%, Series F(f)		127,100	3,201,013

			34,431,628

INDUSTRIALS	1.3%
Monmouth Real Estate Investment Corp., 6.125%, Series C(f)		200,000	4,790,000
PS Business Parks, Inc., 5.75%, Series U(a),(b),(f)		217,978	5,384,057
PS Business Parks, Inc., 5.70%, Series V(f)		120,000	2,953,200
Rexford Industrial Realty, Inc., 5.875%, Series A(f)		85,500	2,115,270
STAG Industrial, Inc., 6.875%, Series C(f)		120,000	3,126,000

			18,368,527

MANUFACTURED HOME	0.1%
UMH Properties, Inc., 6.75%, Series C(f)		69,845	1,704,148

NET LEASE	1.6%
Gladstone Commercial Corp., 7.00%, Series D(f)		20,000	499,400
Spirit Realty Capital, Inc., 6.00%, Series A(f)		226,071	5,154,419
VEREIT, Inc., 6.70%, Series F(a),(b),(f)		710,890	17,665,616

			23,319,435

OFFICE	0.5%
SL Green Realty Corp., 6.50%, Series I(f)		197,446	4,944,048
Vornado Realty Trust, 5.70%, Series K(f)		86,024	2,078,340

			7,022,388

RESIDENTIAL	1.5%
APARTMENT	0.6%
Apartment Investment & Management Co., 6.875%(a),(b),(f)		204,000	5,273,400
Bluerock Residential Growth REIT, Inc., 8.25%, Series A(f)		157,100	4,049,834

			9,323,234

SINGLE FAMILY	0.9%
American Homes 4 Rent, 6.50%, Series D(b),(f)		201,340	5,033,500
American Homes 4 Rent, 6.35%, Series E(f)		197,900	4,842,613
American Homes 4 Rent, 6.25%, Series H(f)		107,714	2,715,470

			12,591,583

TOTAL RESIDENTIAL			21,914,817

		Shares		Value
SELF STORAGE	0.2%
National Storage Affiliates Trust, 6.00%, Series A(f)		120,000		$2,979,600

SHOPPING CENTERS	2.6%
COMMUNITY CENTER	1.4%
Cedar Realty Trust, Inc., 7.25%, Series B(b),(f)		46,078		1,137,666
DDR Corp., 6.375%, Series A(f)		172,703		4,217,407
DDR Corp., 6.50%, Series J(b),(f)		423,900		10,347,399
Saul Centers, Inc., 6.875%, Series C(f)		69,840		1,749,492
Saul Centers, Inc., 6.125%, Series D(f)		101,300		2,345,095

				19,797,059

REGIONAL MALL	1.2%
Brookfield Property REIT, Inc., 6.375%, Series A(f)		231,468		5,613,099
Pennsylvania REIT, 7.20%, Series C(f)		158,825		3,606,916
Pennsylvania REIT, 6.875%, Series D(f)		120,000		2,594,400
Taubman Centers, Inc., 6.25%, Series K(f)		187,582		4,713,935

				16,528,350

TOTAL SHOPPING CENTERS				36,325,409

SPECIALTY	1.0%
Digital Realty Trust, Inc., 6.625%, Series C(f)		179,137		4,700,555
Digital Realty Trust, Inc., 6.35%, Series I(f)		234,000		5,984,550
QTS Realty Trust, Inc., 7.125%, Series A(f)		115,975		2,955,043

				13,640,148

TOTAL REAL ESTATE				201,749,360

TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$207,381,392)				213,421,980

		Principal Amount
PREFERRED SECURITIES—CAPITAL SECURITIES	7.1%
BANKS	1.2%
Bank of America Corp., 6.30% to 3/10/26, Series DD(b),(f),(g)		$5,000,000		5,400,000
Farm Credit Bank of Texas, 10.00%, Series 1(b),(f)		6,000	†	6,870,000
JPMorgan Chase & Co., 6.75% to 2/1/24, Series S(f),(g)		4,500,000		4,916,250

				17,186,250

BANKS—FOREIGN	2.7%
BNP Paribas SA, 7.625% to 3/30/21, 144A (France)(f),(g),(h),(i)		2,000,000		2,105,000

		Principal Amount		Value
Credit Agricole SA, 8.125% to 12/23/25, 144A (France)(f),(g),(h),(i)		$2,000,000		$2,204,972
Credit Suisse Group AG, 7.50% to 12/11/23, 144A (Switzerland)(f),(g),(h),(i)		2,891,000		3,049,629
DNB Bank ASA, 6.50% to 3/26/22 (Norway)(f),(g),(i),(j)		3,000,000		3,079,134
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A (Germany)(h)		4,000,000		4,952,000
HBOS Capital Funding LP, 6.85% (United Kingdom)(f),(j)		2,600,000		2,638,038
HSBC Holdings PLC, 6.25% to 3/23/23 (United Kingdom)(f),(g),(i)		2,000,000		1,995,000
Lloyds Banking Group PLC, 7.50% to 6/27/24 (United Kingdom)(f),(g),(i)		4,000,000		4,135,000
Royal Bank of Scotland Group PLC, 7.648% to 9/30/31 (United Kingdom)(f),(g)		4,000,000		5,025,000
Royal Bank of Scotland Group PLC, 8.625% to 8/15/21 (United Kingdom)(f),(g),(i)		4,300,000		4,617,125
UBS Group AG, 7.125% to 2/19/20 (Switzerland)(f),(g),(i),(j)		4,200,000		4,307,646

				38,108,544

COMMUNICATIONS	0.6%
Crown Castle International Corp., 6.875%, due 8/1/20, Series A (Convertible)(b)		7,700	†	8,318,771

INSURANCE	0.6%
LIFE/HEALTH INSURANCE—FOREIGN	0.3%
La Mondiale Vie, 7.625% to 4/23/19 (France)(f),(g),(j)		3,750,000		3,840,589

PROPERTY CASUALTY—FOREIGN	0.3%
QBE Insurance Group Ltd., 6.75% to 12/2/24, due 12/2/44 (Australia)(g),(j)		4,052,000		4,254,600

TOTAL INSURANCE				8,095,189

REAL ESTATE	1.6%
DIVERSIFIED	0.3%
EPR Properties, 4.95%, due 4/15/28		2,900,000		2,853,349
National Retail Properties, Inc., 4.80%, due 10/15/48		1,260,000		1,266,870

				4,120,219

FINANCE	0.7%
AT Securities BV, 5.25% to 7/21/23 (Netherlands)(f),(g),(j)		7,500,000		7,102,500
CyrusOne LP/CyrusOne Finance Corp., 5.00%, due 3/15/24		2,000,000		2,042,500

		Principal Amount		Value
CyrusOne LP/CyrusOne Finance Corp., 5.375%, due 3/15/27		$1,400,000		$1,435,000

				10,580,000

OFFICE	0.1%
Alexandria Real Estate Equities, Inc., 4.70%, due 7/1/30		1,350,000		1,365,810

SPECIALTY	0.5%
Equinix, Inc., 5.375%, due 5/15/27		3,000,000		3,012,480
QTS Realty Trust, Inc., 6.50%, Series B(f)		43,000	†	4,541,230

				7,553,710

TOTAL REAL ESTATE				23,619,739

UTILITIES	0.4%
Enel SpA, 8.75% to 9/24/23, due 9/24/73, 144A (Italy)(b),(g),(h)		5,250,000		5,827,500

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$96,342,174)				101,155,993

		Shares
SHORT-TERM INVESTMENTS	1.5%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 1.95%(k)		21,275,433		21,275,433

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$21,275,433)				21,275,433

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$1,430,778,971)	131.9%			1,873,093,494
LIABILITIES IN EXCESS OF OTHER ASSETS	(31.9)			(452,752,336)

NET ASSETS (Equivalent to $13.01 per share based on 109,161,402 shares of common stock outstanding)	100.0%			$1,420,341,158

Glossary of Portfolio Abbreviations

EUR	Euro Currency
FRN	Floating Rate Note
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
TruPS	Trust Preferred Securities

Note: Percentages indicated are based on the net assets of the Fund.

†	Represents shares.
(a)	A portion of the security has been rehypothecated in connection with the Fund’s credit agreement. $422,201,841 in aggregate has been rehypothecated.
(b)	All or a portion of the security is pledged as collateral in connection with the Fund’s credit agreement. $944,622,418 in aggregate has been pledged as collateral.
(c)	Security value is determined based on significant unobservable inputs (Level 3).
(d)	Non-income producing security.
(e)	Variable rate. Rate shown is in effect at September 30, 2018.
(f)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(g)	Security converts to floating rate after the indicated fixed-rate coupon period.
(h)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $18,139,101, which represents 1.3% of the net assets of the Fund, of which 0.0% are illiquid.

(i)

Contingent Capital security (CoCo). CoCos are preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $33,160,260, which represents 2.3% of the net assets of the Fund (1.8% of the managed assets of the Fund).

(j)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $25,222,507, which represents 1.8% of the net assets of the Fund, of which 0.0% are illiquid.

(k)	Rate quoted represents the annualized seven-day yield.

COHEN & STEERS QUALITY INCOME REALTY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter (OTC) options are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

COHEN & STEERS QUALITY INCOME REALTY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments.

COHEN & STEERS QUALITY INCOME REALTY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock:
Real Estate—Diversified	$8,055,125	$8,055,125	$—	$—	(a)
Other Industries	1,529,184,963	1,529,184,963	—	—
Preferred Securities—$25 Par Value:
Real Estate—Diversified	42,043,260	40,777,510	1,265,750	—
Real Estate—Hotel	34,431,628	23,556,525	10,875,103	—
Real Estate—Industrials	18,368,527	15,242,527	3,126,000	—
Real Estate—Shopping Centers	36,325,409	33,980,314	2,345,095	—
Other Industries	82,253,156	82,253,156	—	—
Preferred Securities—Capital Securities:
Real Estate-Specialty	7,553,710	4,541,230	3,012,480	—
Other Industries	93,602,283	—	93,602,283	—
Short-Term Investments	21,275,433	—	21,275,433	—

Total Investments in Securities(b)	$1,873,093,494	$1,737,591,350	$135,502,144	$—

(a)	BGP Holding PLC was acquired via a spinoff and has been fair valued at $0, by the Valuation Committee, pursuant to the Fund’s fair value procedures and classified as a Level 3 security.
(b)	Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2. Derivative Instruments

Options: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices and other financial instruments for hedging purposes, to enhance portfolio returns and reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

COHEN & STEERS QUALITY INCOME REALTY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

At September 30, 2018, the Fund did not have any option contracts outstanding.

The following summarizes the volume of the Fund’s written option contracts activity for the nine months ended September 30, 2018:

Written Option Contracts(a)
Average Notional Amount	$154,587,702
Ending Notional Amount	—

(a)

Average notional amount is for the period February 12, 2018 through May 7, 2018, which represents the period the Fund had written option contracts outstanding. Notional amount is calculated using the number of contracts multiplied by notional contract size multiplied by the underlying price.

Item 2. Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)

During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS QUALITY INCOME REALTY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin Title: President and Principal Executive Officer

Date: November 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin Title: President and Principal Executive Officer		Name: James Giallanza Title: Principal Financial Officer

Date: November 21, 2018